Subsequent Events (Details) - USD ($) $ in Thousands	2 Months Ended	5 Months Ended	12 Months Ended
	Mar. 10, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Share repurchase program, amount authorized (in shares)			500,270
Aggregate value of shares repurchased		$ 3,340
Subsequent Event
Subsequent Event [Line Items]
Share repurchase program, amount authorized (in shares)	1,251,267
Aggregate value of shares repurchased	$ 7,114